12 Months Ended
Mar. 01, 2015

NATIONWIDE MUTUAL FUNDS
Nationwide Portfolio Completion Fund

Supplement dated June 23, 2015
to the Prospectus dated March 1, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective on or about June 30, 2015 (the "Effective Date"), the Nationwide Portfolio Completion Fund (the "Fund") will no longer invest in Treasury Inflation-Protected Securities as a principal investment strategy. Between now and the Effective Date, the Fund's subadviser will liquidate the Treasury Inflation-Protected Securities sleeve and reallocate the sleeve's assets among the Fund's six remaining asset class sleeves. However, the Fund's target allocation ranges among its six remaining asset class sleeves will remain the same.

Accordingly, as of the Effective Date, the following are deleted from the Prospectus:

1.	All references in the Prospectus to Treasury Inflation-Protected Securities as a principal investment strategy;

2.	The discussion of inflation-protected bonds risk on pages 5 and 13;